Operating expenses - Bonus awards (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Total Bonus awards	£ 448,000,000	£ 356,000,000	£ 370,000,000
Bonus awards as a % of operating profit before tax and bonus awards	7.00%	5.00%
March cash award per employee	£ 2,000
Bonus awards
Operating expenses
Total Bonus awards	£ 448,000,000	£ 356,000,000
Change %	26.00%
March awards
Operating expenses
Total Bonus awards	£ 63,000,000	43,000,000
Change %	47.00%
Total deferred bonus awards
Operating expenses
Total Bonus awards	£ 385,000,000	313,000,000
Change %	23.00%
Deferred cash awards
Operating expenses
Total Bonus awards	£ 324,000,000	£ 262,000,000
Change %	24.00%
Proportion of bonus awards that are deferred	86.00%	86.00%
Deferred share awards
Operating expenses
Total Bonus awards	£ 61,000,000	£ 51,000,000
Change %	20.00%
Proportion of bonus awards that are deferred	14.00%	14.00%